Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2026
Marketable Securities [Abstract]
Schedule of Marketable Securities

Marketable securities consisted of the following:

	As of June 30, 2026
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Unaudited)
Corporate bond	$91,620	$21	$(252)	$91,389
Agency bond	59,284	1	(323)	58,962
Treasury bills	24,423	—	(53)	24,370
US Government bond	77,451	27	(301)	77,177
Commercial paper	5,809	—	—	5,809
Total	$258,587	$49	$(929)	$257,707

	As of December 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bond	$87,587	$250	$(16)	$87,821
Agency bond	47,390	25	(36)	47,379
Treasury bills	28,392	19	(2)	28,409
US Government bond	80,890	196	(2)	81,084
Commercial paper	4,810	—	—	4,810
Total	$249,069	$490	$(56)	$249,503

Schedule of Company’s Marketable Securities by Contractual Maturities

The following table summarizes the Company’s marketable securities by contractual maturities:

	June 30, 2026	December 31, 2025
	(Unaudited)
Due in 1 year or less	$154,522	$151,544
Due in 1 year through 2 years	103,185	97,959
Total	$257,707	$249,503